EQUITY (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	15,000,000		15,000,000	15,000,000	15,000,000	15,000,000
Common stock, par value	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	9,485,000		9,485,000	15,000,000	15,000,000	15,000,000
Common stock, shares outstanding	9,485,000		9,485,000	15,000,000	15,000,000	15,000,000
Additional paid in capital	$ 4,617,448		$ 4,617,448	$ (142,702)	$ (142,702)	$ (143,318)
Stock issued during period, shares, new issues			20,000		20,000
Stock issued during period, value, new issues	$ (11)	$ (129)		$ 616		$ (7,322)
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues			265,000
Stock issued during period, value, new issues			$ 2,000,000
Shares issued, price per share	$ 2.00		$ 2.00
Legal fees			$ 495,000
Subscription receivable			$ 25,000
Private Placement [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues			75,000
Stock issued during period, value, new issues			$ 150,000
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services			2,060,000
Stock issued during period, value, new issues			$ 4,120,000
Stock issued			$ 80,000
Shares issued, price per share	$ 2		$ 2
Restricted Stock [Member] | Non-refundable Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, value, new issues			$ 40,000
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares cancelled	7,880,000		7,880,000
Additional paid in capital	$ 78,800		$ 78,800
Board of Directors [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues			15,000
Christopher Von Zweh [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues			595,000
Third Parties [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues			1,405,000